CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest income	£ 13,258	£ 14,306	£ 16,861
Interest expense	(3,892)	(3,557)	(6,681)
Net interest income	9,366	10,749	10,180
Fee and commission income	2,608	2,308	2,756
Fee and commission expense	(1,185)	(1,148)	(1,350)
Net fee and commission income	1,423	1,160	1,406
Net trading income	17,200	7,220	18,288
Insurance premium income	8,283	8,615	9,574
Other operating income	1,172	1,423	2,908
Other income	28,078	18,418	32,176
Total income	37,444	29,167	42,356
Insurance claims	(21,120)	(14,041)	(23,997)
Total income, net of insurance claims	16,324	15,126	18,359
Operating costs	(10,800)	(9,745)	(12,670)
Impairment credit (charge)	1,378	(4,155)	(1,296)
Profit before tax	6,902	1,226	4,393
Tax (expense) credit	(1,017)	161	(1,387)
Profit for the year	5,885	1,387	3,006
Profit attributable to ordinary shareholders	5,355	865	2,459
Profit attributable to other equity holders	429	453	466
Profit attributable to equity holders	5,784	1,318	2,925
Profit attributable to non-controlling interests	£ 101	£ 69	£ 81
Basic earnings per share (in GBP per share)	£ 0.075	£ 0.012	£ 0.035
Diluted earnings per share (in GBP per share)	£ 0.075	£ 0.012	£ 0.034